Cover	Dec. 06, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 02, 2022
Entity Registrant Name	ARCONIC CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39162
Entity Tax Identification Number	84-2745636
Entity Address, Address Line One	201 Isabella Street, Suite 400
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5872
City Area Code	412
Local Phone Number	992-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ARNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001790982
Amendment Flag	false
Current Fiscal Year End Date	--12-31